Dividends (Details) $ / shares in Units, $ in Millions							12 Months Ended
	Feb. 19, 2019 $ / shares	Feb. 19, 2019 R / shares	Feb. 20, 2018 $ / shares	Feb. 20, 2018 R / shares	Feb. 21, 2017 $ / shares	Feb. 21, 2017 R / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of share capital, reserves and other equity interest [Abstract]
Dividends declared (in dollars per share) | (per share)	$ 0.07	R 0.95	$ 0.06	R 0.70	$ 0.1	R 1.30
Dividends paid							$ 27	$ 24	$ 39